UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., Virginia Money Market Fund - SEMIANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2003



[LOGO OF USAA]
   USAA(R)

             USAA VIRGINIA
                     MONEY MARKET Fund

                                    [GRAPHIC OF USAA VIRGINIA MONEY MARKET FUND]

             S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Portfolio of Investments                                                 12

   Notes to Portfolio of Investments                                        17

   Financial Statements                                                     18

   Notes to Financial Statements                                            21

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                     TO BE THE NORM RATHER THAN THE EXCEPTION -

[PHOTO OF CHRISTOPHER W. CLAUS]          AN EXCELLENT REASON TO HAVE USAA'S

                                           SKILLED PROFESSIONALS MANAGING

                                                     YOUR MONEY.

                                                         "
--------------------------------------------------------------------------------

                 In an effort to stimulate the economy, the Federal Reserve Board (the Fed) has tried its best to execute the mandates of its charter: to promote sustainable economic growth, a high level of employment, low inflation, and moderate long-term interest rates. In some ways, the Fed has been successful. There is some increase in the pace of economic activity, inflation appears to be under control, and long-term interest rates are relatively low.

                 However, even after lowering short-term rates 13 times (for a total of 5.5% since January 2001), companies have not responded sufficiently to create new jobs in a substantial way. This has been especially discouraging given the additional economic growth that could have resulted from tax cuts and deficit spending programs.

                 Given the current economic landscape, I expect the Fed to keep short-term interest rates low until an economic recovery really has taken hold. Assuming the current fiscal and monetary stimulus works as planned, the gross domestic product (GDP) should show a growth rate of 4% or better through 2004. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 If we experience this kind of growth, I believe money market yields may rise, and I would not be surprised to see the interest rate on the five-year Treasury reach 4% and the rate on the 10-year Treasury return to 5%.

                 That said, I believe market volatility will continue to be the norm rather than the exception - an excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products to you.

                 We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds with competitive expense ratios and without excessive fees, sales loads, or contractual plans.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VIRGINIA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in high-quality Virginia tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                           9/30/03                  3/31/03
--------------------------------------------------------------------------------
Net Assets                              $180.6 Million           $184.2 Million
Net Asset Value Per Share                   $1.00                     $1.00

--------------------------------------------------------------------------------
                                           9/30/03                  3/31/03
--------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                      29 Days                  24 Days


                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING IT BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/03
--------------------------------------------------------------------------------
3/31/03 TO 9/30/03       1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
      0.30%*              0.74%        2.22%          2.66%           0.59%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                   7-DAY YIELD COMPARISON
--------------------------------------------------------------------------------
             [CHART OF 7-DAY YIELD COMPARISON]


                     USAA VIRGINIA
                     MONEY MARKET
                         FUND             IMONEYNET AVERAGE
                     -------------        -----------------
 9/30/2002               1.15%                  0.97%
10/28/2002               1.27                   1.10
11/25/2002               0.91                   0.71
12/30/2002               1.03                   0.80
 1/27/2003               0.63                   0.49
 2/24/2003               0.74                   0.52
 3/31/2003               0.88                   0.55
 4/28/2003               0.87                   0.68
 5/26/2003               0.79                   0.57
 6/30/2003               0.63                   0.41
 7/28/2003               0.46                   0.29
 8/25/2003               0.41                   0.27
 9/29/2003               0.59                   0.41

                        [END CHART]

                 DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/29/03.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]   REGINA G. SHAFER, CFA
                              USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2003, TO SEPTEMBER 30, 2003?

                 The USAA Virginia Money Market Fund performed well for the six months ending September 30, 2003. For that time period, iMoneyNet, Inc. ranked the Fund 34 out of 195 state-specific tax-exempt money market funds. The Fund had a return of 0.30%, and the average return for the category over the same period was 0.21%. When compared to other Virginia money funds, the Fund ranked 3 out of 8. The Fund's return compared favorably to the average Virginia money fund return of 0.23%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 As the economic numbers continued to point to a slow recovery, the Federal Reserve Board (the Fed) lowered the federal funds rate to 1.0% during June 2003. The cut was the Fed's 13th rate adjustment -- for a total of 5.5% -- since 2001.

                 Interest rates, as measured by the Bond Buyer One-Year Note Index, ranged from a high of 1.19% in April 2003 to a low of 0.83% in June 2003. After the Fed's June rate cut, yields on these notes began an upward trend. By the end of September 2003, the yield on the average one-year tax-exempt note was 1.09%. Weekly variable-rate demand notes (VRDNs) ranged from 0.70% to 1.36% during the same period.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We continued to place a strong emphasis on credit research and analysis. We have a team of analysts dedicated to following our money market securities, and each purchase is typically reviewed regularly. Most of the securities held in the Fund have letters of credit or other credit enhancements that guarantee the payment of the bonds' principal and interest. In the case of VRDNs, the letters of credit also guarantee the payment of any demand feature.

                 We sought competitive yields while preserving shareholder capital and liquidity. The portfolio primarily consisted of a diversified mix of fixed-rate instruments and VRDNs. Fixed-rate instruments pay a fixed rate of interest, so they provide some stability in the Fund's yield. VRDNs, on the other hand, have interest rates that are reset every seven days or less. The yield of a VRDN generally rises if interest rates rise and falls if interest rates fall. VRDNs also provide considerable flexibility because they have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) plus accrued interest with a notice of seven days or less.

WHAT IS THE OUTLOOK?

                 Given the slow pace of the economic recovery, we do not expect the Fed to raise interest rates before the second quarter of 2004. However, mixed economic signals may cause some volatility in longer-term interest rates. We plan to continue looking for opportunities to enhance the yield while protecting the safety of your principal.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------
               TOP 10 INDUSTRIES
               (% of Net Assets)
------------------------------------------------

Hospital                                  21.8%

Education                                 19.3%

Nursing/CCRC                              18.5%

Single-Family Housing                      5.1%

Aerospace & Defense                        4.8%

Diversified Banks                          4.5%

General Obligation                         4.2%

Building Products                          3.9%

Food Retail                                3.5%

Buildings                                  3.0%
------------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                   PORTFOLIO MIX
                      9/30/03

            [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                     75.1%
Fixed-Rate Instruments                         15.0%
Put Bonds                                      10.4%

                   [END PIE CHART]

 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-16.

                                                                              11
 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
               CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------

          [CHART OF CUMULATIVE PERFORMANCE OF $10,000]


                                                     USAA VIRGINIA
                                                      MONEY MARKET
                                                          FUND
                                                     -------------
Sep-93                                                 $10,000.00
Oct-93                                                  10,017.40
Nov-93                                                  10,035.87
Dec-93                                                  10,053.75
Jan-94                                                  10,070.29
Feb-94                                                  10,086.47
Mar-94                                                  10,103.41
Apr-94                                                  10,120.88
May-94                                                  10,143.47
Jun-94                                                  10,162.85
Jul-94                                                  10,180.81
Aug-94                                                  10,204.10
Sep-94                                                  10,228.21
Oct-94                                                  10,252.76
Nov-94                                                  10,279.21
Dec-94                                                  10,309.21
Jan-95                                                  10,338.65
Feb-95                                                  10,366.62
Mar-95                                                  10,397.45
Apr-95                                                  10,427.12
May-95                                                  10,463.34
Jun-95                                                  10,492.83
Jul-95                                                  10,521.49
Aug-95                                                  10,551.12
Sep-95                                                  10,579.73
Oct-95                                                  10,611.26
Nov-95                                                  10,641.28
Dec-95                                                  10,671.90
Jan-96                                                  10,702.45
Feb-96                                                  10,728.48
Mar-96                                                  10,753.46
Apr-96                                                  10,782.87
May-96                                                  10,813.10
Jun-96                                                  10,837.88
Jul-96                                                  10,865.36
Aug-96                                                  10,893.41
Sep-96                                                  10,922.75
Oct-96                                                  10,951.58
Nov-96                                                  10,978.76
Dec-96                                                  11,009.81
Jan-97                                                  11,038.15
Feb-97                                                  11,064.04
Mar-97                                                  11,091.47
Apr-97                                                  11,121.78
May-97                                                  11,154.18
Jun-97                                                  11,186.99
Jul-97                                                  11,217.59
Aug-97                                                  11,245.73
Sep-97                                                  11,278.46
Oct-97                                                  11,309.83
Nov-97                                                  11,339.50
Dec-97                                                  11,374.50
Jan-98                                                  11,404.15
Feb-98                                                  11,430.72
Mar-98                                                  11,461.52
Apr-98                                                  11,494.12
May-98                                                  11,524.94
Jun-98                                                  11,558.04
Jul-98                                                  11,587.85
Aug-98                                                  11,617.18
Sep-98                                                  11,647.22
Oct-98                                                  11,675.64
Nov-98                                                  11,703.81
Dec-98                                                  11,731.94
Jan-99                                                  11,756.52
Feb-99                                                  11,776.61
Mar-99                                                  11,803.33
Apr-99                                                  11,829.67
May-99                                                  11,857.17
Jun-99                                                  11,887.61
Jul-99                                                  11,914.33
Aug-99                                                  11,943.29
Sep-99                                                  11,972.30
Oct-99                                                  12,000.30
Nov-99                                                  12,034.68
Dec-99                                                  12,069.91
Jan-00                                                  12,101.06
Feb-00                                                  12,131.84
Mar-00                                                  12,165.97
Apr-00                                                  12,199.18
May-00                                                  12,246.60
Jun-00                                                  12,284.80
Jul-00                                                  12,322.52
Aug-00                                                  12,361.41
Sep-00                                                  12,399.19
Oct-00                                                  12,441.99
Nov-00                                                  12,482.18
Dec-00                                                  12,519.79
Jan-01                                                  12,553.39
Feb-01                                                  12,585.35
Mar-01                                                  12,614.59
Apr-01                                                  12,650.59
May-01                                                  12,682.25
Jun-01                                                  12,707.70
Jul-01                                                  12,732.96
Aug-01                                                  12,753.92
Sep-01                                                  12,771.23
Oct-01                                                  12,790.96
Nov-01                                                  12,805.82
Dec-01                                                  12,817.16
Jan-02                                                  12,826.99
Feb-02                                                  12,835.66
Mar-02                                                  12,844.95
Apr-02                                                  12,855.71
May-02                                                  12,868.11
Jun-02                                                  12,877.10
Jul-02                                                  12,886.40
Aug-02                                                  12,896.61
Sep-02                                                  12,906.55
Oct-02                                                  12,919.20
Nov-02                                                  12,930.68
Dec-02                                                  12,939.62
Jan-03                                                  12,946.92
Feb-03                                                  12,954.16
Mar-03                                                  12,962.75
Apr-03                                                  12,970.90
May-03                                                  12,980.28
Jun-03                                                  12,987.18
Jul-03                                                  12,991.98
Aug-03                                                  12,996.57
Sep-03                                                  13,001.72


                         [END CHART]

                 DATA FROM 9/30/93 THROUGH 9/30/03.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Virginia Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

          (LOC)        Enhanced by a bank letter of credit.
          (LIQ)        Enhanced by a bank or nonbank liquidity agreement.
          (NBGA)       Enhanced by a nonbank guarantee agreement.
          (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp. or Financial Security Assurance Holdings Ltd.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

          CP           Commercial Paper
          GO           General Obligation
          IDA          Industrial Development Authority/Agency
          MERLOT       Municipal Exempt Receipts - Liquidity Optional Tender
          MFH          Multifamily Housing
          PCRB         Pollution Control Revenue Bond
          RB           Revenue Bond

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                        COUPON             FINAL
   AMOUNT    SECURITY                                              RATE          MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (75.1%)

             VIRGINIA (66.9%)
$   2,625    Arlington Public Improvement RB,
              Series 1984 (LOC)                                    1.10%        8/01/2017      $  2,625
    8,750    Chesterfield County IDA PCRB,
              Series 1993                                          1.50         8/01/2009         8,750
             Chesterfield County IDA RB,
    7,000     Series 1989 (LOC)                                    1.28         2/01/2008         7,000
    5,000     Series 2002A (LOC)                                   1.10         7/01/2029         5,000
             Clarke County IDA RB,
    4,000     Series 2000 (LOC)                                    1.05        12/01/2020         4,000
    4,985     Series 2000 (LIQ)(INS)                               1.17         1/01/2030         4,985
    6,000    College Building Auth. Educational
              Facilities RB, Series 2002A, Floater
              Certificates, Series 2001-721 (LIQ)(a)               1.14         9/01/2022         6,000
    4,085    Fairfax County IDA RB, Series 1988C                   1.05        10/01/2025         4,085
    2,800    Front Royal & Warren County Hospital
              Facilities IDA RB, Series 2003 (LOC)                 1.10         5/01/2023         2,800
    7,800    Hanover County IDA Residential Care
              Facility RB, Series 1999 (LOC)                       1.10         7/01/2029         7,800
    2,700    Harrisonburg Redevelopment and Housing
              Auth. MFH RB, Series 1991A (LOC)                     1.10         3/01/2016         2,700
    9,000    Harrisonburg Redevelopment and Housing
              Auth. RB, Series 2001A (LIQ)(LOC)                    1.20         2/01/2007         9,000
             Henrico County Economic Development Auth. RB,
    6,000     Series 2003B (LOC)                                   1.05         7/01/2008         6,000
    5,000     Series 2003B (LOC)                                   1.05        10/01/2035         5,000
    3,500    Henrico County IDA RB, Series 1986C
              (NBGA)                                               1.20         7/15/2016         3,500
    4,850    James City County IDA MFH RB,
              Series 2002 (NBGA)                                   1.10        11/15/2032         4,850
             Lynchburg IDA Hospital RB,
    1,700     Series 1985B (LIQ)(INS)                              1.05        12/01/2025         1,700
    3,600     Series 1985D (LIQ)(INS)                              1.05        12/01/2025         3,600
    4,500     Series 1985G (LIQ)(INS)                              1.05        12/01/2025         4,500
    1,000    Lynchburg IDA RB, Series 2002 (LOC)                   1.23         9/01/2006         1,000
    2,710    Norfolk IDA RB, Series 1998 (LOC)                     1.10         9/01/2020         2,710
    2,100    Norfolk Redevelopment and Housing Auth. RB,
              Series 1999 (LOC)                                    1.10         3/01/2021         2,100

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                        COUPON             FINAL
   AMOUNT    SECURITY                                              RATE          MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
$  2,500     Peninsula Ports Auth. Coal Terminal RB,
              Series 1987D (LOC)                                   1.20%        7/01/2016      $  2,500
             Richmond IDA RB,
    1,300     Series 2001 (LOC)                                    1.23        12/01/2031         1,300
    7,200     Series 2002 (LOC)                                    1.10         7/01/2022         7,200
    2,500    Rockingham County IDA Residential Care
              Facility RB, Series 2003 (LOC)                       1.10        12/01/2033         2,500
    4,000    Tazewell County IDA RB, Series 2002 (LOC)             1.23         9/01/2006         4,000
    3,595    Univ.of Virginia RB, Series 2003B,
              MERLOT Series 2003 B 31 (LIQ)(a)                     1.15         6/01/2027         3,595

             PUERTO RICO (8.2%)
   14,900    Industrial, Tourist, Educational,
              Medical and Environmental Control RB,
              Series 1998 (LOC)                                    1.42        10/01/2021        14,900
                                                                                               --------
             Total variable-rate demand notes (cost: $135,700)                                  135,700
                                                                                               --------

             PUT BONDS (10.4%)

             VIRGINIA
    6,500    Chesterfield County IDA RB, Series 2000               5.70        11/15/2030         6,529
             Hampton IDA Hospital Facilities RB,
    2,600     Series 1997B                                         0.87        11/01/2011         2,600
    2,600     Series 1997B                                         0.80        11/01/2011         2,600
    2,635    Peninsula Ports Auth. RB, Series 1987A (LOC)          0.89         7/01/2016         2,635
    1,370    Prince William County IDA RB,
               Series 1992 (LOC)                                   1.20         9/01/2007         1,370
    3,145    Richmond IDA RB, Series 1987A (LOC)                   0.95         8/15/2015         3,145
                                                                                               --------
             Total put bonds (cost: $18,879)                                                     18,879
                                                                                               --------

             FIXED-RATE INSTRUMENTS (15.0%)

             VIRGINIA (10.5%)
    2,560    Arlington County IDA RB, Series 1998A (INS)           5.25         1/01/2004         2,587
             Commonwealth Transportation Board RB,
    1,120     Series 1995A                                         5.80         5/15/2004         1,153
      830     Series 2001A                                         4.50         5/15/2004           848

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                        COUPON             FINAL
   AMOUNT    SECURITY                                              RATE          MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
$     300    Housing Development Auth. RB,
              Series 2003B-1                                       1.25%        1/01/2004      $    300
    1,045    Loudoun County GO, Series 2000B                       5.13         1/01/2004         1,055
    6,000    Norfolk IDA Revenue Notes                             0.90        10/09/2003         6,000
      500    Public School Auth. School Educational
              Technology Notes, Series I                           5.00         4/15/2004           511
             Public School Auth. School Financing Bonds,
    1,000     Series 1993B                                         5.00         1/01/2004         1,010
    1,280     Series 1996B                                         6.00         8/01/2004         1,332
    3,000     Series 2003B                                         2.00         8/01/2004         3,026
    1,100    Salem GO, Series 2003A(b)                             2.00        10/01/2004         1,110

             PUERTO RICO (4.5%)
    1,079    Government Development Bank CP                        0.95        11/21/2003         1,079
    2,755    Government Development Bank CP                        0.90        11/21/2003         2,755
    4,252    Government Development Bank CP                        0.95         1/16/2004         4,252
                                                                                               --------
             Total fixed-rate instruments (cost: $27,018)                                        27,018
                                                                                               --------
             TOTAL INVESTMENTS (cost: $181,597)                                                $181,597
                                                                                               ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager, under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) At September 30, 2003, the cost of securities purchased on a when-issued basis was $1,111,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities (valued at amortized cost)                     $  181,597
   Cash                                                                            128
   Receivables:
      Capital shares sold                                                          159
      Interest                                                                     434
                                                                            ----------
         Total assets                                                          182,318
                                                                            ----------

LIABILITIES

   Payables:
      Securities purchased (when-issued securities of $1,111)                    1,111
      Capital shares redeemed                                                      471
      Dividends on capital shares                                                    6
   Accrued management fees                                                          48
   Accrued transfer agent's fees                                                     8
   Other accrued expenses and payables                                              25
                                                                            ----------
         Total liabilities                                                       1,669
                                                                            ----------
            Net assets applicable to capital shares outstanding             $  180,649
                                                                            ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                          $  180,649
                                                                            ==========
   Capital shares outstanding                                                  180,649
                                                                            ==========
   Authorized shares of $.01 par value                                       1,125,000
                                                                            ==========
   Net asset value, redemption price, and offering price per share          $     1.00
                                                                            ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                                        $1,045
                                                                          ------

EXPENSES

   Management fees                                                           293
   Administrative and servicing fees                                          91
   Transfer agent's fees                                                      50
   Custodian's fees                                                           31
   Postage                                                                     4
   Shareholder reporting fees                                                  6
   Directors' fees                                                             2
   Professional fees                                                          18
   Other                                                                       2
                                                                          ------
      Total expenses                                                         497
                                                                          ------
NET INVESTMENT INCOME                                                     $  548
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VIRGINIA MONEY MARKET FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2003

                                                              9/30/2003          3/31/2003
                                                             -----------------------------
FROM OPERATIONS

   Net investment income                                     $      548         $    1,587
                                                             -----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                           (548)            (1,587)
                                                             -----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                     68,687            126,236
   Dividend reinvestments                                           513              1,497
   Cost of shares redeemed                                      (72,741)          (115,199)
                                                             -----------------------------
      Increase (decrease) in net assets from
         capital share transactions                              (3,541)            12,534
                                                             -----------------------------
   Net increase (decrease) in net assets                         (3,541)            12,534
NET ASSETS
   Beginning of period                                          184,190            171,656
                                                             -----------------------------
   End of period                                             $  180,649          $ 184,190
                                                             =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   68,687            126,236
   Shares issued for dividends reinvested                           513              1,497
   Shares redeemed                                              (72,741)          (115,199)
                                                             -----------------------------
      Increase (decrease) in shares outstanding                  (3,541)            12,534
                                                             =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Money Market Fund (the Fund). The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of September 30, 2003, the cost of outstanding when-issued commitments for the Fund was $1,111,000.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended September 30, 2003, these fee-offset arrangements did not affect the Fund's expenses.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2004, in accordance with applicable tax law.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         The cost of securities at September 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2003, the Fund incurred management fees, paid or payable to the Manager, of $293,000, resulting in an effective management fee of 0.32% of the Fund's average net assets.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $91,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of pocket expenses. For the six-month period ended September 30, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $50,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                        PERIOD ENDED
                                        SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                                        -------------------------------------------------------------------------------
                                            2003            2003          2002          2001          2000         1999
                                        -------------------------------------------------------------------------------
Net asset value at
   beginning of period                  $   1.00        $   1.00      $   1.00      $   1.00      $   1.00     $   1.00
                                        -------------------------------------------------------------------------------
Income from investment
   operations:
   Net investment income                     .00(c)          .01           .02           .04           .03          .03
Less distributions:
   From net investment income               (.00)(c)        (.01)         (.02)         (.04)         (.03)        (.03)
                                        -------------------------------------------------------------------------------
Net asset value at end of period        $   1.00        $   1.00      $   1.00      $   1.00      $   1.00     $   1.00
                                        ===============================================================================
Total return (%)*                            .30             .92          1.82          3.70          3.06         2.98
Net assets at end of period (000)       $180,649        $184,190      $171,656      $168,669      $157,054     $138,416
Ratio of expenses to
   average net assets (%)**                  .55(a,b)        .56(b)        .55(b)        .50(d)        .50          .50
Ratio of expenses to average net
   assets,excluding
   reimbursements (%)**                        -               -             -             -             -          .50
Ratio of net investment income to
   average net assets (%)**                  .60(a)          .91          1.80          3.63          3.04         2.93

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2003, average net assets were
    $182,360,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which did not affect the Fund's expense ratios.
(c) Represents less than $.01 per share.
(d) Effective August 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.50% of the Fund's average annual net assets.

 N O T E S
==========----------------------------------------------------------------------

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

28

 N O T E S
==========----------------------------------------------------------------------

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank & Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39606-1103                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.